Shareholder Fees	Nov. 15, 2021
First Trust Nasdaq Artificial Intelligence and Robotics ETF | First Trust Nasdaq Artificial Intelligence and Robotics ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none